SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	$ 2,805,764	$ 1,841,297
Other payables	358,789	778,114
Accruals	790,657	796,858
Total	$ 3,955,210	$ 3,416,269